United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: September 30, 1999
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (check only one): 	[X  ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	August 14, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	105247 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Fleetwood Cap CV PFD           PFD CV           339072407      711    20400 SH       SOLE                    13400             13200
KMART CV PFD                   PFD CV           498778208      417     8750 SH       SOLE                     7250              1500
Nuevo Financing CV PFD A       PFD CV           670511203      265     9150 SH       SOLE                     5250              3900
USX CV PFD A                   PFD CV           902905819     1230    27750 SH       SOLE                    14550             18800
Western Gas CV PFD             PFD CV           958259301      992    28700 SH       SOLE                    16700             20000
AGL Resources Inc.             COM              001204106     1649   101500 SH       SOLE                    33200             81300
Abbott Laboratories            COM              002824100      701    19100 SH       SOLE                     8000             11100
Allegheny Energy               COM              017361106     1168    36650 SH       SOLE                     9450             27200
American Express               COM              025816109     5323    39431 SH       SOLE                    13300             29631
American Home Prods.           COM              026609107      212     5097 SH       SOLE                                       5097
American Int'l Group           COM              026874107     1745    20074 SH       SOLE                     6271             13803
American Tower Systems         COM              029912201     1692    86200 SH       SOLE                    21700             64500
Analog Devices                 COM              032654105      239     4666 SH       SOLE                                       4666
Andover Bancorp Inc.           COM              034258103      601    20000 SH       SOLE                     4200             15800
Apache                         COM              037411105     2492    57700 SH       SOLE                    21800             45900
Automatic Data Proc            COM              053015103      388     8700 SH       SOLE                                       8700
AvalonBay REIT                 COM              053484101     2413    71237 SH       SOLE                    25016             53135
BP Amoco PLC ADR               COM              055622104      570     5143 SH       SOLE                     2697              2446
BellSouth                      COM              079860102      373     8292 SH       SOLE                     2000              6292
Beringer Wine Estates          COM              084102102      731    17800 SH       SOLE                    10000              7800
Berkshire Hathaway CL B        COM              084670207      390      210 SH       SOLE                       42               168
Boston Properties              COM              101121101      611    19900 SH       SOLE                     7000             18900
Cabot Corp                     COM              127055101     1709    71950 SH       SOLE                    27500             53450
Carter Wallace                 COM              146285101      944    52800 SH       SOLE                    21400             31400
Chase Manhattan                COM              16161A108     1643    21800 SH       SOLE                    13700             12300
Chateau Communities            COM              161726104     1503    57818 SH       SOLE                    22300             43518
Chevron                        COM              166751107      258     2910 SH       SOLE                      800              2110
Cintas Corp                    COM              172908105      549     9500 SH       SOLE                                       9500
Circuit City Stores            COM              172737108      266     6300 SH       SOLE                     2000              4300
Cisco Systems                  COM              17275R102      584     8520 SH       SOLE                     1900              6620
Clear Channel                  COM              184502102      911    11400 SH       SOLE                     1600              9800
Comcast CL A                   COM              200300101      626    17350 SH       SOLE                     3800             13550
Comcast CL A SPL               COM              200300200      716    17950 SH       SOLE                     3800             14150
Connecticut Energy             COM              207567108      716    18500 SH       SOLE                     1700             16800
Constellation Energy Group     COM              210371100      246     8750 SH       SOLE                     1500              7250
Cox Communications             COM              224044107     1676    40150 SH       SOLE                    10000             30150
DuPont                         COM              263534109     2226    36800 SH       SOLE                     5000             31800
Duke-Weeks Realty              COM              264411505     1257    64450 SH       SOLE                    27150             46300
Dun & Bradstreet Corp.         COM              26483B106     1685    56400 SH       SOLE                    21200             44500
EMC Corp.                      COM              268648102      378     5300 SH       SOLE                     1400              3900
EOG Resources, Inc.            COM              26875P101     2361   111100 SH       SOLE                    38100             85000
Exxon Corp.                    COM              302290101      497     6544 SH       SOLE                                       6544
Ford Motor                     COM              345370100     2230    44388 SH       SOLE                    17000             34288
Furniture Brands               COM              360921100     1662    84400 SH       SOLE                    33600             59800
GTE Corp.                      COM              362320103      952    12378 SH       SOLE                     1500             10878
General Electric               COM              369604103     4602    38819 SH       SOLE                    14800             24019
General Mills                  COM              370334104      812    10012 SH       SOLE                     2453              7559
HSB Group Inc.                 COM              40428N109      558    15850 SH       SOLE                     7300              8550
Halliburton Co.                COM              406216101     1923    46900 SH       SOLE                    21900             33000
Haverty Furniture              COM              419596101     2633   181600 SH       SOLE                    69000            134600
Hewlett-Packard                COM              428236103     2860    31520 SH       SOLE                    13700             21820
Home Depot Inc.                COM              437076102     1971    28720 SH       SOLE                     6300             22420
Illinois Tool Works            COM              452308109      224     3000 SH       SOLE                     3000
Int'l Bus Machines             COM              459200101      401     3312 SH       SOLE                                       3312
Intel                          COM              458140100      735     9894 SH       SOLE                     1400              8494
Johnson & Johnson              COM              478160104     1002    10910 SH       SOLE                     4500              6410
Keyspan Corp.                  COM              49337W100      797    27850 SH       SOLE                    10300             27050
Kimberly-Clark                 COM              494368103     2234    42350 SH       SOLE                    14400             32950
Laclede Gas Co.                COM              505588103      767    33700 SH       SOLE                    22000             23700
Lafarge                        COM              505862102     2048    64000 SH       SOLE                    30200             45800
Mallinckrodt, Inc.             COM              561232109     1764    58450 SH       SOLE                    21200             44250
Mark IV                        COM              570387100      695    35200 SH       SOLE                    14800             20400
Massbank                       COM              576152102      636    17832 SH       SOLE                     4333             13499
Merck & Co.                    COM              589331107     2016    31105 SH       SOLE                    10720             20385
Microsoft                      COM              594918104     2025    22355 SH       SOLE                     4000             18355
Mitchell Energy & Dev B        COM              606592301     1683    71600 SH       SOLE                    23800             62800
Nthwest Natural Gas            COM              667655104     2036    78875 SH       SOLE                    24400             64475
Ocean Energy Inc.              COM              67481E106      619    60720 SH       SOLE                    13780             46940
Paychex Inc                    COM              704326107     1023    29975 SH       SOLE                     2625             27350
Pfizer Inc.                    COM              717081103     1337    37272 SH       SOLE                    14472             22800
Questar Corp.                  COM              748356102     1794    99000 SH       SOLE                    30100             80900
Regions Financial              COM              758940100     2606    86860 SH       SOLE                    31870             70290
SBC Communications             COM              78387G103      265     5184 SH       SOLE                                       5184
SCANA Corp                     COM              805898103     1819    75200 SH       SOLE                    24200             60000
Santa Fe Snyder Corp.          COM              80218K105     2099   233205 SH       SOLE                    63000            170205
Schlumberger Ltd               COM              806857108      882    14150 SH       SOLE                     3400             10750
Sysco                          COM              871829107      853    24322 SH       SOLE                     4000             20322
The Allstate Corp.             COM              020002101     1217    48800 SH       SOLE                    19400             36400
Time Warner                    COM              887315109      338     5560 SH       SOLE                     1560              4000
Travelers PPTY                 COM              893939108      869    29450 SH       SOLE                     2350             27100
Tyco International             COM              902124106      217     2097 SH       SOLE                     1178               919
Warner Lambert Co.             COM              934488107      280     4212 SH       SOLE                     3612               600
Washington Gas LT              COM              938837101      420    15500 SH       SOLE                    10000             15500
Yankee Energy                  COM              984779108     1528    35800 SH       SOLE                     3400             32400
Int'l Business Mach            COM              459200101     1737    14358 SH       SOLE                    14358
Warren Bancorp Inc.            COM              934710104      414    46000 SH       SOLE                                      46000